Other Income, Net (Table)	12 Months Ended
Dec. 31, 2021
9. Other Income (Expenses), Net
Components of other income (expense), net
Other income, net consisted of the following:
For the Year ended December 31
millions of Canadian dollars 2021 2020
Allowance for equity funds used during construction $

61 $

45
Gain on sale of Emera Maine, net of transaction costs

(1)
-

585
TECO Guatemala Holdings award
(2)
-

49
Other

32

29
$

93 $

708
(1) Refer to note 4 for further detail related to

the gain on sale of Emera Maine.
(2) Refer to note 27 for further detail related

to the TECO Guatemala Holdings award.